Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Income from operations	$ 202,350	$ 121,167	$ 68,017
Ireland
Segment Reporting Information [Line Items]
Income from operations	138,185	81,811	9,659
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	14,481	2,831	29,240
United States
Segment Reporting Information [Line Items]
Income from operations	39,058	29,472	21,036
Other
Segment Reporting Information [Line Items]
Income from operations	$ 10,626	$ 7,053	$ 8,082